Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans [Abstract]
Household loans	₩ 111,590,777	₩ 104,184,270
Corporate loans	139,989,642	130,485,094
Public and other	2,297,631	2,153,888
Loans to banks	2,969,784	4,729,836
Card receivables	20,640,857	19,450,421
Loans Receivable, Gross, Total	277,488,691	261,003,509
Discount	(44,936)	(27,533)
Deferred loan origination costs and fees	432,615	395,394	₩ 357,617
Loans Receivable before Allowance for credit losses, Total	277,876,370	261,371,370
Allowance for credit losses	(2,310,604)	(2,360,795)
Loans Receivable, Net, Total	₩ 275,565,766	₩ 259,010,575